SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Calculation of basic and diluted net loss per common stock (Details) - USD ($)	3 Months Ended						9 Months Ended				12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2022
Numerator:
Allocation of net income (loss), as adjusted	$ 78,287	$ 263,550	$ (1,894,642)	$ (820,759)	$ (659,459)	$ (527,360)	$ (1,552,805)	$ (2,007,578)	$ (280,701)		$ (3,242,501)
Denominator:
Weighted average shares outstanding, non-redeemable common stock, basic	4,183,123			14,932,000			4,177,427	14,932,000	3,981,054		12,741,219
Weighted average shares outstanding, non-redeemable common stock, diluted	4,183,123			14,932,000			4,177,427	14,932,000		3,981,054	12,741,219
Basic net income (loss) per share, non-redeemable common stock	$ 0.02			$ (0.05)			$ (0.37)	$ (0.13)	$ (0.07)		$ (0.25)
Diluted net income (loss) per share, non-redeemable common stock	$ 0.02			$ (0.05)			$ (0.37)	$ (0.13)		$ (0.07)	$ (0.25)
Common Stock
Numerator:
Allocation of net income (loss), as adjusted	$ 78,287			$ (820,759)			$ (1,552,805)	$ (2,007,578)	$ (280,701)		$ (3,242,501)
Denominator:
Weighted average shares outstanding, non-redeemable common stock, basic									3,981,054		12,741,219
Weighted average shares outstanding, non-redeemable common stock, diluted									3,981,054		12,741,219
Basic net income (loss) per share, non-redeemable common stock									$ (0.07)		$ (0.25)
Diluted net income (loss) per share, non-redeemable common stock									$ (0.07)		$ (0.25)
Common stock not subject to redemption
Denominator:
Weighted average shares outstanding, non-redeemable common stock, basic	4,183,123			14,932,000			4,177,427	14,932,000
Weighted average shares outstanding, non-redeemable common stock, diluted	4,183,123			14,932,000			4,177,427	14,932,000
Basic net income (loss) per share, non-redeemable common stock	$ 0.02			$ (0.05)			$ (0.37)	$ (0.13)
Diluted net income (loss) per share, non-redeemable common stock	$ 0.02			$ (0.05)			$ (0.37)	$ (0.13)